Income Taxes (Details) - Schedule of Reconciliation between the Provision for Income Taxes ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Schedule of Reconciliation between the Provision for Income Taxes [Abstract]
Loss from operations in mainland China		¥ 64,307		¥ (32,676)	¥ (60,049)
Hong Kong and others		(562,312)		(2,316)	(1,543)
Loss from continuing operations before income taxes and share of loss of affiliates		¥ (498,005)		¥ (34,992)	¥ (61,592)
Statutory tax rate		25.00%	25.00%	25.00%	25.00%
Income tax benefits at statutory tax rate		¥ (124,501)		¥ (8,748)	¥ (15,398)
Deferred tax effect of tax rate change				(5,751)	768
True-up temporary book/tax differences				2,123
Disposal of a subsidiary				(6,561)
Expenses not deductible for tax purposes:
Entertainment		1,192
Other		350		500	695
Effect of tax holidays on concessionary rates granted to PRC entities		(2,861)		3,262	7,186
Effect of different tax rates of subsidiaries operating in other jurisdictions		112,158		579	385
Change in valuation allowance		24,671		23,051	3,775
Net effect of fair value changes	[1]	19,672
Unrecognized tax benefits arising from certain transfer pricing arrangements		(18,096)		260	1,400
Other		360		(130)	264
Income tax (benefit) expense		¥ 12,945	$ 1,781	¥ 8,585	¥ (925)

[1]	The net effect of fair value changes for the year ended June 30, 2024 is primarily arising from fair value changes in contingent consideration and equity interests held by the Group.